Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Post Retirement Benefits

	Note		12.31.2024	12.31.2023
Post-employment health care benefit plans in Brazil	25.1.1		31.6	46.1
Other post-employment benefit plans offered abroad	(i	)	2.8	1.9

Post-retirement benefits			34.4	48.0

Summary of reconciliation
The following table shows a reconciliation from the opening balances to the closing balances:

	12.31.2024	12.31.2023
Balance at beginning of year	46.1	34.2
Current service cost	0.1	0.1
Interest expense	3.9	3.8
Remeasurement losses (gains):
Experience loss	1.2	3.9
(Gain) loss due to change in financial assumptions	(4.5)	2.8
Gain due to change in demographic assumptions	(4.5)	—
Benefits paid	(1.3)	(1.7)
Translation adjustments	(9.4)	3.0

Balance at end of year	31.6	46.1

Summary of Retirement probability

	12.31.2024	12.31.2023
Discount rate	7.45% p.a.	5.47% p.a.
Health care cost trend rate: medical inflation	3% p.a.	5% p.a.
Aging factor	3% p.a.	3% p.a.

Summary of the reasonably possible changes
As of December 31, 2024, reasonably possible changes (1%) in each of the actuarial assumptions described below, holding other assumptions constant, would have (increased) or reduced the defined benefit obligation as shown below:

	Increase	Reduction
Effect on the discount rate	3.6	(4.4)
Effect on medical inflation	(4.3)	3.6